Variable interest entity (Tables)	9 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of carrying amount of the VIE’s assets and liabilities

	March 31, 2024	June 30, 2023
Cash in bank	$397,087	$341,774
Prepayments and other receivables	$181,380	$664,886
Rent deposit	$72,743	$81,624
Office equipment, net	$16,373	$33,774
Right of use – noncurrent	$485,118	$6,104
Deferred tax assets	$–	$64,510
Advance from shareholders	$85,581	$85,200
Accounts payable	$355,189	$6,278
Lease liability	$485,262	$4,758
Income tax payable	$277,921	$276,683
Other payables and accrued liabilities	$484,343	$344,735

Schedule of operating results of the VIE

	Three Months	Nine Months
Revenue	$–	$–
Net income (loss) after elimination of intercompany transactions	$63,898	$(327,984)

The operating results of the VIE were as follows for the three and nine months ended March 31, 2023:

	Three Months	Nine Months
Revenue	$–	$–
Net income (loss) after elimination of intercompany transactions	$389,995	$1,301,559